INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax loss carry forward	$ 1,404,000	$ 1,386,000	$ 1,402,000
Patents capitalized and amortized for tax purposes	0	0	0
Unrecognized deferred tax assets	$ 1,404,000	$ 1,386	$ 1,402,000